[Ameritas Life Insurance Corp. Logo]

                                                                 5900 "O" Street
                                                              Lincoln, NE  68510

February 27, 2009

                                            Via EDGAR and overnight express mail

Sally Samuel, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:     Ameritas Life Insurance Corp. and
        Ameritas Life Insurance Corp. Separate Account LLVA (1940 Act No. 811-07661)
        Post-Effective Amendment No. 6 on Form N-4 Pursuant to Rule 485(a) Advisor Select No Load Variable Annuity (1933 Act No. 333-122109)

Dear Ms. Samuel:

Today, we are submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2009.

The Registrant is requesting selective review of this Post-Effective Amendment ("Amendment") pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

(a) The material provisions of this registration have been reviewed by the staff of the Division of Investment Management's Office of Insurance Products, with the exception of the revisions specified in this letter, as Registration Statement No. 333-120972 Post-Effective Amendment No. 4 filed under Rule 485(a) on February 27, 2008, with comments from that review and other annual updating information incorporated in Post-Effective Amendment No. 5 filed under Rule 485(b) on April 23, 2008.

(b)  The primary purposes of this Amendment are to:
     (1) Revise the Adding, Deleting, or Substituting Variable Investment Options section to make it consistent with other Ameritas variable products;
     (2) Provide for immediate allocation to investment options selected by the Policy Owner; and (3) Clarify our procedures for death benefit proceeds if there are multiple beneficiaries.

Revisions related to Items (b) (1) through (3) are located on the following pages of the prospectus:

     (1) Pages 9-10. We revised the section on Adding, Deleting, or Substituting Variable Investment Options to make it consistent with prospectus revisions finalized in the pre-effective amendment of the Ameritas Life Insurance Corp. Separate Account LLVL variable life insurance prospectus, file number 333-151912, effective December 2, 2008.

     (2) Page 12. The "Right to Examine" Period Allocations section is revised to replace text on "Return of Value States" and "Return of Premium States" with information that the company will refund policy value unless state law requires otherwise. Other text changes related to this matter are deletions on pages 10, 11, and 12.

     (3) Page 15. We added a paragraph to the Death Benefits section clarifying our procedures for death benefit proceeds if there are multiple beneficiaries.

In addition to changes related to the primary purposes discussed above, we made the following other revisions to the prospectus and Statement of Additional Information ("SAI") as part of our annual update:

1. Page 1. May 1, 2009 is inserted as the proposed effective date for the prospectus.

2. Page 1. The paragraph on allocating investment options was moved so it now precedes the portfolio chart.

3. Page 2. For ease in reading the Table of Contents, the page listing is updated without revision marks.

4.       Page 3. We corrected a definition.

5. Pages 5-6. We updated the Portfolio Company Operating Expenses note to indicate amounts will be from 2008. We have not yet received portfolio expense information from the funds. Therefore, the expense and examples charts will be updated for charges and footnotes by a subsequent amendment to be submitted under Rule 485(b).

6. Page 13. We added a disclosure regarding the U.S. Treasury's Temporary Guarantee Program for Money Market Funds.

7. Page 17. We corrected a cross-reference to the Statement of Additional Information to direct readers to Appendix B for more information on IRS required distributions.

8. Page 21. We provided a more detailed description of ownership of Ameritas.

9. Page 21. We provided the full name of the Financial Industry Regulatory Authority.

10. Appendix A. The narrative text is expanded and the chart is updated for accumulation unit values and accumulation units as of December 31, 2008.

11. Appendix B. The tax and qualified disclosure portions of the prospectus were reviewed and updates were made in Appendix B.

12. SAI page 1. We revised the May 1, 2009 effective date for both the SAI and prospectus.

13. SAI page 1. The General Information and History section is corrected to include the names of each control person and the nature of their business, as required by Form N-4 Item 17.

14. SAI page 1. Financial information dates are updated. Financial statements will be provided by a subsequent amendment to be filed under Rule 485(b), therefore auditor information is not included in this submission.

15. SAI pages 1-2. A paragraph on general expenses paid to affiliated companies and the amounts for the past three years are added.

16.      SAI page 2. Distribution expenses are updated.

17. SAI page 4. We added a disclosure regarding the U.S. Treasury's Temporary Guarantee Program for Money Market Funds.

18. Minor corrections for spelling, capitalization, and grammar are made on pages 8 and 10.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,


/s/ Sally R. Bredensteiner
Sally R. Bredensteiner
Assistant Counsel

Enclosure